EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of common shares voting and participating

	For the years ended
	December 31, 2023	December 31, 2022
Shares issued at the start of the period	55,873,898	55,118,316
Shares issued from offering	4,850,000	502,082
Options exercised	180,000	253,500
Shares issued at the end of period	60,903,898	55,873,898

Schedule of calculation of diluted loss per share

	For the years ended
	December 31, 2023[ii]	December 31, 2022
Loss attributable to the ordinary equity holders of the Company	55,983	47,714
Gain on change in fair value of embedded derivatives[i], net of interest expense associated with debt host	—	(3,850)
Loss attributable to the ordinary equity holders of the Company used in calculation of the diluted loss per share	55,983	51,564

Basic weighted average number of shares outstanding	60,089,151	55,600,636
Dilutive effect of 2022 Convertibles Notes	—	1,452,055
Dilutive weighted average number of shares outstanding	60,089,151	57,052,691

Basic loss per share	0.93	0.86
Diluted loss per share	0.93	0.90

[i] Excludes the portion of the change in fair value of the embedded derivative attributable to the underlying warrants.

[ii] There was no dilutive impact on 2023, therefore, no adjustment made.

Schedule of share options

The Company’s share options are as follows for the years ended December 31, 2023 and 2022:

		December 31, 2023		December 31, 2022
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	3,911,804	7.42	2,352,249	7.07
Granted	2,088,548	5.51	2,219,304	8.13
Exercised	(180,000)	3.20	(253,500)	2.90
Expired	(337,000)	6.52	(385,000)	12.21
Forfeited	(87,000)	5.39	(21,249)	9.47
Cancelled	(487,804)	8.20	—	—
Ending balance	4,908,548	6.79	3,911,804	7.42
Options that can be exercised	2,824,000	7.64	2,872,500	7.22

Schedule of share options granted

	For the years ended
	December 31, 2023	December 31, 2022
Directors	212,500	247,500
Officers	600,000	525,000
Employees	800,000	682,000
Consultants	476,048	764,804
Total granted share options	2,088,548	2,219,304

Schedule of the weighted average fair value of the share options granted

	2023	2022
Share price at date of grant	$5.51	$8.13
Expected life	4.49 years	4.11 years
Risk-free interest rate	3.11%	2.33%
Expected volatility	74.03%	81.49%
Expected dividend	Nil	Nil
Fair value per option	$3.22	$4.79

Schedule of share options issued and exercisable at the closing market price of the common shares on the day prior to their grant

			As at December 31, 2023
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2024	397,500	397,500	4.65
2025	737,500	737,500	3.21
2026	913,048	460,000	12.27
2027	1,289,000	1,229,000	8.08
2028	1,571,500	—	4.76
Ending balance	4,908,548	2,824,000	6.79